GENERAL (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Multiemployer Plan [Line Items]
Goodwill	$ 747,976		$ 747,976			$ 747,976
Proceeds from equity offering	4,000,000.0
Stockholder's deficit	2,394,794	$ 2,238,447	7,238,572	$ 5,626,554	$ 5,407,052	5,252,478	$ 4,795,694
Working capital deficit	3,378,663		(8,329,782)
Accumulated deficit	16,814,754		$ 17,651,482			$ 14,215,718
Market Conditions [Member]
Multiemployer Plan [Line Items]
Proceeds from equity offering	$ 6,000,000.0